Losses on derecognition of financial assets not measured at fair value through profit or loss, net	12 Months Ended
Dec. 31, 2021
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Losses on derecognition of financial assets not measured at fair value through profit or loss, net
32. Losses on derecognition of financial assets not measured at fair value through profit or loss, net

	2021	2020	2019
Loss from sale of government securities	(121,761)	(3,484,953)	(119,718)
Loss from sale of private securities	(536)	(1,583)	(2,355)

TOTAL	(122,297)	(3,486,536)	(122,073)